Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Additions	$ 584	$ 924
Acquisitions through business combinations	68	476
Disposals	$ 0	$ 0
Cost
Property and equipment
Additions			$ 1,099	$ 147
Acquisitions through business combinations			546
Disposals			60
Cost | Computer hardware
Property and equipment
Additions			937	47
Acquisitions through business combinations			287
Disposals			58
Cost | Furniture, fixtures and office equipment
Property and equipment
Additions			162	$ 100
Acquisitions through business combinations			259
Disposals			2
Depreciation/ Amortization
Property and equipment
Disposals			(28)
Depreciation/ Amortization | Computer hardware
Property and equipment
Disposals			(26)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Disposals			$ (2)